Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2022
Prepaid Expenses And Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
4	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2021	2022
Advances to third parties	55,913	58,552
Advances to employees	13,089	8,577
Receivables from selling subsidiaries	-	45,450
Prepaid rental fees	3,762	1,103
School deposits	13,276	21,038
Deposits for financing arrangements	3,250	6,700
Low-value consumables	1,625	1,730
Others	1,385	1,558
Prepaid expenses and other current assets	92,300	144,708